LOANS HELD FOR INVESTMENT AT FAIR VALUE, Loans Held at Fair Value Portfolio (Q3) (Details) - USD ($)		5 Months Ended		9 Months Ended
		Dec. 31, 2020		Sep. 30, 2021		Jul. 30, 2020
Loans Held at Fair Value Portfolio [Abstract]
Loans held for investment at fair value		$ 48,558,051	[1],[2]	$ 76,293,824	[2]	$ 43,106,551
Loans held for investment at carrying value	[4]	46,994,711	[3],[5]	73,934,116	[6]
Outstanding principal		$ 50,831,235	[3],[4],[5]	$ 76,995,548	[4],[6]	$ 46,080,605
Private Co. A [Member] | Multi State [Member]
Loans Held at Fair Value Portfolio [Abstract]
Base interest rate		13.00%		13.00%
PIK interest rate		4.00%		3.40%
Private Co. A [Member] | Multi State [Member] | Cultivation Facilities, Dispensaries [Member]
Loans Held at Fair Value Portfolio [Abstract]
Loans held for investment at fair value		$ 31,510,387	[1]	$ 62,853,367	[2]
Loans held for investment at carrying value		30,913,524	[3]	60,857,429	[6]
Outstanding principal		$ 33,344,325	[3]	$ 63,391,847	[6]
Interest rate		17.00%	[7]	16.40%	[8]
Maturity date	[9]	May 08, 2024		May 08, 2024
Payment terms		P/I	[10]	P/I	[11]
Private Co. B [Member] | MI [Member]
Loans Held at Fair Value Portfolio [Abstract]
Base interest rate		13.00%		13.00%
PIK interest rate		4.00%		4.00%
Private Co. B [Member] | MI [Member] | Cultivation Facilities [Member]
Loans Held at Fair Value Portfolio [Abstract]
Loans held for investment at fair value		$ 2,461,036	[1]	$ 10,535,737	[2]
Loans held for investment at carrying value		2,238,402	[3]	10,171,757	[6]
Outstanding principal		$ 2,522,846	[3]	$ 10,663,701	[6]
Interest rate		17.00%	[7]	17.00%	[12]
Maturity date	[9]	Sep. 01, 2023		Sep. 01, 2023
Payment terms		P/I	[10]	P/I	[11]
Public Co. A [Member] | NV [Member]
Loans Held at Fair Value Portfolio [Abstract]
Base interest rate		8.00%		12.00%
PIK interest rate		2.50%		2.00%
Public Co. A [Member] | NV [Member] | Cultivation Facilities [Member]
Loans Held at Fair Value Portfolio [Abstract]
Loans held for investment at fair value		$ 2,870,910	[1]	$ 2,904,720	[2]
Loans held for investment at carrying value		2,909,656	[3]	2,904,930	[6]
Outstanding principal		$ 2,940,000	[3]	$ 2,940,000	[6]
Interest rate		10.50%	[13]	14.00%	[14]
Maturity date	[9]	Jun. 27, 2021		Jan. 26, 2023
Payment terms		I/O	[10]	I/O	[11]

[1]	Refer to Footnote 14
[2]	Refer to Note 14 to our unaudited consolidated financial statements.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[6]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount (“OID”) and loan origination costs.
[7]	Base interest rate of 13% and PIK interest rate of 4%
[8]	Base interest rate of 13% and payment-in-kind (“PIK”) interest rate of 3.4%.
[9]	Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.
[10]	I/O = interest only, P/I = principal and interest. P/I loans may include interest only periods for a portion of the loan term.
[11]	I/O = interest-only, P/I = principal and interest. P/I loans may include interest-only periods for a portion of the loan term.
[12]	Base interest rate of 13% and PIK interest rate of 4%.
[13]	Base interest rate of 8% plus LIBOR (LIBOR floor of 2.5%)
[14]	Base interest rate of 12% and PIK interest rate of 2%.